UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2018 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 87.0%
Industrial 0.6%
Universal Display Corp. (a)	4,700	554,130
Internet 0.5%
Alibaba Group Holding Ltd. (ADR)*	2,600	428,376
Media 5.6%
DISH Network Corp. "A"*	21,000	750,960
New York Times Co. "A"	57,984	1,342,330
Walt Disney Co.	6,701	783,615
World Wrestling Entertainment, Inc. "A"	23,100	2,234,463
		5,111,368
National Carriers 43.4%
AT&T, Inc.	236,800	7,951,744
BCE, Inc.	35,000	1,417,992
BT Group PLC	895,300	2,629,103
CenturyLink, Inc.	68,794	1,458,433
Deutsche Telekom AG (Registered)	248,000	3,998,054
Koninklijke (Royal) KPN NV	179,081	472,399
Nippon Telegraph & Telephone Corp.	49,300	2,226,787
Orange SA	285,646	4,555,205
Singapore Telecommunications Ltd.	754,000	1,781,515
Swisscom AG (Registered)	2,900	1,316,140
Telefonica SA	322,107	2,549,813
Verizon Communications, Inc.	142,900	7,629,431
Zayo Group Holdings, Inc.*	55,000	1,909,600
		39,896,216
Real Estate Investment Trust 2.3%
American Tower Corp.	8,049	1,169,520
Equinix, Inc.	2,200	952,358
		2,121,878
Software 5.2%
Activision Blizzard, Inc.	11,000	915,090
Akamai Technologies, Inc.*	13,300	972,895
Netflix, Inc.*	2,624	981,717
Spotify Technology SA*	8,083	1,461,649
Tencent Holdings Ltd. (ADR)	10,306	420,897
		4,752,248
Specialty Services 0.8%
Silicon Motion Technology Corp. (ADR)	13,600	730,320
Wireless Services 28.6%
America Movil SAB de CV "L", (ADR)	57,800	928,268
China Unicom (Hong Kong) Ltd.	1,000,000	1,177,771
KDDI Corp.	158,000	4,365,094
NTT DoCoMo, Inc.	50,000	1,344,394
SoftBank Group Corp.	81,000	8,176,993
T-Mobile U.S., Inc.*	64,100	4,498,538
Vodafone Group PLC	2,714,300	5,819,713
		26,310,771
Total Common Stocks (Cost $79,425,806)		79,905,307
	Principal Amount ($)	Value ($)
Corporate Bonds 9.2%
Communication Services 3.1%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	1,000,000	1,067,500
GTT Communications, Inc., 144A, 7.875%, 12/31/2024 (a)	900,000	876,375
Zayo Group LLC, 6.375%, 5/15/2025	900,000	933,993
		2,877,868
Consumer Discretionary 3.0%
Discovery Communications LLC, 5.0%, 9/20/2037	940,000	916,575
DISH DBS Corp., 7.75%, 7/1/2026 (a)	963,000	908,398
Live Nation Entertainment, Inc., 144A, 5.625%, 3/15/2026 (a)	941,000	950,410
		2,775,383
Information Technology 1.0%
Match Group, Inc., 6.375%, 6/1/2024	900,000	947,250
Real Estate 2.1%
Equinix, Inc., (REIT), 5.375%, 5/15/2027	1,000,000	1,000,000
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	900,000	882,000
		1,882,000
Total Corporate Bonds (Cost $8,601,255)		8,482,501
	Shares	Value ($)
Convertible Bond 2.1%
Communication Services
Viavi Solutions, Inc. (Cost $1,969,399)	1,921,000	1,928,655
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c) (Cost $3,923,300)	3,923,300	3,923,300
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (b) (Cost $1,531,576)	1,531,576	1,531,576
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $95,451,336)	104.3	95,771,339
Other Assets and Liabilities, Net	(4.3)	(3,973,974)
Net Assets	100.0	91,797,365

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 4.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (b) (c)
1,980,925	1,942,375(d)	—	—	—	34,056	—	3,923,300	3,923,300
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (b)
7,848,135	19,813,757	26,130,316	—	—	26,170	—	1,531,576	1,531,576
9,829,060	21,756,132	26,130,316	—	—	60,226	—	5,454,876	5,454,876

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $3,784,221, which is 4.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Industrial	$554,130	$—	$—	$554,130
Internet	428,376	—	—	428,376
Media	5,111,368	—	—	5,111,368
National Carriers	39,896,216	—	—	39,896,216
Equity Real Estate Investment Trusts	2,121,878	—	—	2,121,878
Software	4,752,248	—	—	4,752,248
Specialty Services	730,320	—	—	730,320
Wireless Services	26,310,771	—	—	26,310,771
Corporate Bonds(e)	—	8,482,501	—	8,482,501
Convertible Bond	—	1,928,655	—	1,928,655
Short-Term Investments(e)	5,454,876	—	—	5,454,876
Total	$85,360,183	$10,411,156	$—	$95,771,339

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Communications Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018